Subsequent Events (Details) - Forecast [Member] - USD ($)	Dec. 31, 2025	Dec. 17, 2025	Nov. 26, 2025
Director [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)		$ 4
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares issued			578,900
Number of sold shares	512,821
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Subsequent Events [Line Items]
Shares issued			3,782,895
Purchase price per share (in Dollars per share)	$ 3.9		$ 3.04
Aggregate purchase price (in Dollars)			$ 11,500,000
Gross proceeds from issuance of stock (in Dollars)	$ 2,000,000		$ 1,500,000
Class A Ordinary Shares [Member] | Investor [Member]
Subsequent Events [Line Items]
Shares issued			493,421